Equity - Schedule of Shareholder List (Detail) - shares	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Number of shares	512,406,760,091	512,406,760,091	512,406,760,091	512,406,760,091
Percentage of equity holding	100.00%	100.00%	100.00%
Itau Unibanco [member]
Disclosure of transactions between related parties [line items]
Number of shares	195,408,043,473	195,408,043,473	184,756,488,453
Percentage of equity holding	38.14%	38.14%	36.06%
Itau Unibanco Holding S A [member]
Disclosure of transactions between related parties [line items]
Number of shares	115,039,610,411	115,039,610,411	115,039,610,411
Percentage of equity holding	22.45%	22.45%	22.45%
ITB Holding Brasil Participacoes Ltda. [Member]
Disclosure of transactions between related parties [line items]
Number of shares	57,008,875,206	57,008,875,206	57,008,875,206
Percentage of equity holding	11.13%	11.13%	11.13%
CGB II SpA [member]
Disclosure of transactions between related parties [line items]
Number of shares	10,908,002,836	10,908,002,836	10,908,002,836
Percentage of equity holding	2.13%	2.13%	2.13%
CGB III SpA [member]
Disclosure of transactions between related parties [line items]
Number of shares	1,800,000,000	1,800,000,000	1,800,000,000
Percentage of equity holding	0.35%	0.35%	0.35%
Saga II SpA [member]
Disclosure of transactions between related parties [line items]
Number of shares	7,000,000,000	7,000,000,000
Percentage of equity holding	1.37%	1.37%
Saga III SpA [member]
Disclosure of transactions between related parties [line items]
Number of shares	3,651,555,020	3,651,555,020
Percentage of equity holding	0.71%	0.71%
Saieh Family [member]
Disclosure of transactions between related parties [line items]
Number of shares	146,394,540,608	146,394,540,608	157,046,095,628
Percentage of equity holding	28.57%	28.57%	30.65%
Corp Group Banking SA [member]
Disclosure of transactions between related parties [line items]
Number of shares	136,127,850,073	136,127,850,073	136,127,850,073
Percentage of equity holding	26.57%	26.57%	26.57%
Compniua Inmobiliaria y de Inversiones Saga SpA [member]
Disclosure of transactions between related parties [line items]
Number of shares	10,266,690,535	10,266,690,535	20,918,245,555
Percentage of equity holding	2.00%	2.00%	4.08%
International Finance Corporation [member]
Disclosure of transactions between related parties [line items]
Number of shares	17,017,909,711	17,017,909,711	17,017,909,711
Percentage of equity holding	3.32%	3.32%	3.32%
Others [member]
Disclosure of transactions between related parties [line items]
Number of shares	153,586,266,299	153,586,266,299	153,586,266,299
Percentage of equity holding	29.97%	29.97%	29.97%
Stock brokers [member]
Disclosure of transactions between related parties [line items]
Number of shares	63,397,824,244	55,791,614,655	53,400,666,996
Percentage of equity holding	12.37%	10.89%	10.42%
ADR holders and foreign investors [member]
Disclosure of transactions between related parties [line items]
Number of shares	50,376,882,652	42,838,887,354	50,064,467,904
Percentage of equity holding	9.83%	8.36%	9.77%
Asset management companies [member]
Disclosure of transactions between related parties [line items]
Number of shares	27,989,426,434	17,778,018,941	16,892,054,779
Percentage of equity holding	5.46%	3.47%	3.30%
Santo Domingo Group [member]
Disclosure of transactions between related parties [line items]
Number of shares	11,822,132,969	9,817,092,180	9,817,092,180
Percentage of equity holding	2.31%	1.92%	1.92%
Insurance companies [member]
Disclosure of transactions between related parties [line items]
Number of shares		5,220,388,512	5,212,338,243
Percentage of equity holding		1.02%	1.02%
Pension funds management companies [member]
Disclosure of transactions between related parties [line items]
Number of shares		3,981,075,117	944,399,401
Percentage of equity holding		0.77%	0.18%
Other minority shareholders [member]
Disclosure of transactions between related parties [line items]
Number of shares		18,159,189,540	17,255,246,796
Percentage of equity holding		3.54%	3.36%